LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
LOSS PER SHARE
Net loss attributable to the common shareholders	$ (409,254)	$ (2,811,094)	$ (41,077,304)
Basic weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Effect of dilutive securities	0	0
Diluted weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642
Loss per share - Basic	$ (0.02)	$ (0.14)	$ (2.07)
Loss per share - Diluted	$ (0.02)	$ (0.14)	$ (2.07)